Average Annual Total Returns (Vanguard Long-Term Investment-Grade Fund Participant:)	Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015	Barclays U.S. Long Credit A or Better Bond Index Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.29%	17.22%
Five Years	10.13%	9.60%
Ten Years	7.36%	6.78%